SEMI-ANNUAL REPORT

 . PACIFIC SELECT SEPARATE ACCOUNT OF
  PACIFIC LIFE INSURANCE COMPANY

                                                        [LOGO OF PACIFIC SELECT]


PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (Unaudited)
(In thousands)
                                                                                       High                 Govern-
                                                                            Money      Yield     Managed      ment
                                                                           Market      Bond       Bond     Securities   Growth
                                                                          Variable   Variable   Variable    Variable   Variable
                                                                           Account    Account    Account    Account     Account
                                                                          -----------------------------------------------------
ASSETS
Investments:
 Money Market Portfolio (22 shares; cost $221) ........................       $221
 High Yield Bond Portfolio (636 shares; cost $5,916) ..................                $6,207
 Managed Bond Portfolio (58 shares; cost $622) ........................                             $651
 Government Securities Portfolio (28 shares; cost $300) ...............                                          $301
 Growth Portfolio (300 shares; cost $5,181) ...........................                                                  $7,104
 Aggressive Equity Portfolio (9 shares; cost $105) ....................
 Growth LT Portfolio (73 shares; cost $1,009) .........................
                                                                          -----------------------------------------------------
Total Assets ..........................................................        221      6,207        651          301     7,104
                                                                          -----------------------------------------------------
LIABILITIES
Payables:
 Mortality and expense risk fee .......................................                     4                                 4
                                                                          -----------------------------------------------------
Total Liabilities .....................................................                     4                                 4
                                                                          -----------------------------------------------------
NET ASSETS ............................................................       $221     $6,203       $651         $301    $7,100
                                                                          =====================================================

                                                                          Aggressive    Growth
                                                                            Equity        LT
                                                                           Variable    Variable
                                                                            Account     Account
                                                                          -----------------------

ASSETS
Investments:
 Money Market Portfolio (22 shares; cost $221) ........................
 High Yield Bond Portfolio (636 shares; cost $5,916) ..................
 Managed Bond Portfolio (58 shares; cost $622) ........................
 Government Securities Portfolio (28 shares; cost $300) ...............
 Growth Portfolio (300 shares; cost $5,181) ...........................
 Aggressive Equity Portfolio (9 shares; cost $105) ....................         $119
 Growth LT Portfolio (73 shares; cost $1,009) .........................                   $1,580
                                                                          -----------------------
Total Assets ..........................................................          119       1,580
                                                                          -----------------------
LIABILITIES
Payables:
 Mortality and expense risk fee .......................................                        1
                                                                          -----------------------
Total Liabilities .....................................................                        1
                                                                          -----------------------
NET ASSETS ............................................................         $119      $1,579
                                                                          =======================

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 1998 (Unaudited)
(In thousands)


                                                                 Equity      Multi-                 Equity       Inter-    Emerging
                                                                 Income     Strategy     Equity      Index      national    Markets
                                                                Variable    Variable    Variable    Variable     Variable   Variable
                                                                 Account     Account     Account     Account      Account    Account
                                                               =====================================================================
ASSETS
Investments:
 Equity Income Portfolio (149 shares; cost $2,502) ..........     $3,736
 Multi-Strategy Portfolio (67 shares; cost $848) ............                 $1,095
 Equity Portfolio (5 shares; cost $142) .....................                               $147
 Equity Index Portfolio (136 shares; cost $2,636) ...........                                         $4,048
 International Portfolio (274 shares; cost $3,749) ..........                                                      $4,743
 Emerging Markets Portfolio (22 shares; cost $238) ..........                                                                  $181
                                                               --------------------------------------------------------------------
Total Assets ................................................      3,736       1,095         147       4,048        4,743       181
                                                               --------------------------------------------------------------------
LIABILITIES
Payables:
 Mortality and expense risk fee .............................          2           1                       2            3
                                                               --------------------------------------------------------------------
Total Liabilities ...........................................          2           1                       2            3
                                                               --------------------------------------------------------------------
NET ASSETS ..................................................     $3,734      $1,094        $147      $4,046       $4,740      $181
                                                               ====================================================================

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)

                                                                          High                Govern-
                                                                Money    Yield    Managed      ment              Aggressive  Growth
                                                                Market    Bond      Bond    Securities   Growth    Equity      LT
                                                               Variable Variable  Variable   Variable   Variable  Variable  Variable
                                                               Account  Account   Account    Account    Account   Account   Account
                                                               =====================================================================
INVESTMENT INCOME
 Dividends ...................................................    $6     $ 302     $25        $14        $ 712               $ 65
EXPENSES
 Mortality and expense risk fee ..............................     1        21       2          1           25                  5
                                                               ---------------------------------------------------------------------
Net Investment Income ........................................     5       281      23         13          687                 60
                                                               ---------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain from security transactions ................               8       3                     128      $ 1        10
 Net unrealized appreciation (depreciation) on investments ...            (141)     (2)        (2)        (420)      13       298
                                                               ---------------------------------------------------------------------
Net Realized And Unrealized Gain (Loss) On Investments .......            (133)      1         (2)        (292)      14       308
                                                               ---------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ...................................    $5     $ 148     $24        $11        $ 395      $14      $368
                                                               =====================================================================

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)

                                                              Equity       Multi-                  Equity       Inter-      Emerging
                                                              Income      Strategy     Equity       Index      national      Markets
                                                             Variable     Variable     Variable   Variable     Variable     Variable
                                                              Account      Account     Account(1)  Account      Account      Account
                                                             -----------------------------------------------------------------------
INVESTMENT INCOME
 Dividends ..................................................  $414         $ 89                     $ 54         $350       $  1
EXPENSES
 Mortality and expense risk fee .............................    12            4                       13           16          1
                                                             -----------------------------------------------------------------------
Net Investment Income .......................................   402           85                       41          334          0
                                                             -----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain (loss) from security transactions ........    25           31                       17           40         (1)
 Net unrealized appreciation (depreciation) on investments ..    67          (13)         $5          536          260        (25)
                                                             -----------------------------------------------------------------------
Net Realized And Unrealized Gain (Loss) On Investments ......    92           18           5          553          300        (26)
                                                             -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ..................................  $494         $103          $5         $594         $634       $(26)
                                                             =======================================================================


(1) For the period from May 12, 1998 (commencement of operations) to June 30, 1998; total dividends received in full for the period was less than $500.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)

                                                                  High                   Govern-
                                                     Money        Yield       Managed     ment                 Aggressive  Growth
                                                    Market        Bond         Bond     Securities   Growth     Equity       LT
                                                    Variable    Variable      Variable   Variable  Variable    Variable   Variable
                                                    Account      Account      Account    Account    Account    Account    Account
                                                    ==============================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ..........................     $  5         $  281       $ 23       $ 13      $  687                 $   60
 Net realized gain from
  security transactions .........................                       8          3                    128      $  1           10
 Net unrealized appreciation
  (depreciation) on investments .................                    (141)        (2)        (2)       (420)       13          298
                                                    ------------------------------------------------------------------------------
Net Increase In Net Assets
 Resulting From Operations ......................        5            148         24         11         395        14          368
                                                    ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfers--policy charges and deductions .......       (2)           (19)        (2)                   (37)                    (4)
 Transfers in (from other variable accounts) ....      222             51         59          1         124       100           16
 Transfers out (to other variable accounts) .....     (224)           (79)       (58)        (2)        (91)      (13)         (20)
 Transfers--other ...............................        3              1                   (37)       (148)                   (16)
                                                    ------------------------------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions .......................       (1)           (46)        (1)       (38)       (152)       87          (24)
                                                    ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...........        4            102         23        (27)        243       101          344
                                                    ------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period ............................      217          6,101        628        328       6,857        18        1,235
                                                    ------------------------------------------------------------------------------
 End of Period ..................................     $221         $6,203       $651       $301      $7,100      $119       $1,579
                                                    ==============================================================================

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)


                                                 Equity           Multi-                    Equity        Inter-    Emerging
                                                 Income          Strategy     Equity        Index        national   Markets
                                                 Variable        Variable    Variable      Variable      Variable   Variable
                                                 Account         Account     Account(1)    Account       Account    Account
                                                 ===========================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ......................... $  402         $   85                    $   41        $  334
 Net realized gain (loss) from
  security transactions ........................     25             31                        17            40      $ (1)
 Net unrealized appreciation
  (depreciation) on investments ................     67            (13)       $  5           536           260       (25)
                                                 -------------------------------------------------------------------------
Net Increase (Decrease) In Net Assets
  Resulting From Operations ....................    494            103           5           594           634       (26)
                                                 -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfers--policy charges and deductions ......    (26)            (4)                      (20)          (25)       (2)
 Transfers in (from other variable accounts) ...     31             10         142            77            25        41
 Transfers out (to other variable accounts) ....    (11)            (6)                      (32)         (101)      (31)
 Transfers--other ..............................    (27)          (100)                      (10)          (15)
                                                 -------------------------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions ......................    (33)          (100)        142            15          (116)        8
                                                 -------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........    461              3         147           609           518       (18)
                                                 -------------------------------------------------------------------------
NET ASSETS
 Beginning of Period ...........................  3,273          1,091                     3,437         4,222       199
                                                 -------------------------------------------------------------------------
 End of Period ................................. $3,734         $1,094        $147        $4,046        $4,740      $181
                                                 ===========================================================================

(1) For the period from May 12, 1998 (commencement of operations) to June 30, 1998.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                                                High
                                                                               Money            Yield         Managed
                                                                              Market            Bond           Bond
                                                                             Variable         Variable       Variable
                                                                              Account          Account        Account
                                                                             ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ................................................         $   9           $  467           $ 30
 Net realized gain (loss) from security transactions ..................                             14              2
 Net unrealized appreciation on investments ...........................                              6             20
                                                                             ----------------------------------------
Net Increase In Net Assets Resulting From Operations ..................             9              487             52
                                                                             ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfers--policy charges and deductions .............................            (3)             (38)            (5)
 Transfers in (from other variable accounts) ..........................           190              175            109
 Transfers out (to other variable accounts) ...........................          (190)            (104)           (50)
 Transfers--other .....................................................             2               (2)            (2)
                                                                             ----------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions .............................................            (1)              31             52
                                                                             ----------------------------------------
NET INCREASE IN NET ASSETS ............................................             8              518            104
                                                                             ----------------------------------------
NET ASSETS
 Beginning of Year ....................................................           209            5,583            524
                                                                             ----------------------------------------
 End of Year ..........................................................         $ 217           $6,101           $628
                                                                             ----------------------------------------


                                                                            Govern-
                                                                             ment                         Aggressive
                                                                           Securities          Growth       Equity
                                                                            Variable          Variable     Variable
                                                                             Account           Account    Account (1)
                                                                             ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ................................................         $  15           $  598
 Net realized gain (loss) from security transactions ..................            (1)              94
 Net unrealized appreciation on investments ...........................            13              895           $  1
                                                                             ----------------------------------------
Net Increase In Net Assets Resulting From Operations ..................            27            1,587              1
                                                                             ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfers--policy charges and deductions .............................            (3)             (72)
 Transfers in (from other variable accounts) ..........................             1              286             17
 Transfers out (to other variable accounts) ...........................           (19)            (192)
 Transfers--other .....................................................            (3)            (163)
                                                                             ----------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions .............................................           (24)            (141)            17
                                                                             ----------------------------------------
NET INCREASE IN NET ASSETS ............................................             3            1,446             18
                                                                             ----------------------------------------
NET ASSETS
 Beginning of Year ....................................................           325            5,411
                                                                             ----------------------------------------
 End of Year ..........................................................         $ 328           $6,857           $ 18
                                                                             ========================================

(1) For the period from January 15, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                  Growth     Equity     Multi-     Equity     Inter-      Emerging
                                                                    LT       Income    Strategy     Index    national     Markets
                                                                 Variable   Variable   Variable   Variable   Variable    Variable
                                                                  Account    Account    Account    Account    Account    Account(1)
                                                                 -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income .......................................... $   56     $  182     $   78     $  127     $  124
 Net realized gain (loss) from security transactions ............     54        123         15         53         58     $   (1)
 Net unrealized appreciation (depreciation) on investments ......     12        452         83        614        155        (32)
                                                                 -------------------------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting From Operations..    122        757        176        794        337        (33)
                                                                 -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfers--policy charges and deductions .......................    (10)       (54)       (12)       (34)       (51)        (2)
 Transfers in (from other variable accounts) ....................     84        271          4        432        159        342
 Transfers out (to other variable accounts) .....................   (179)      (464)        (4)       (36)      (131)       (34)
 Transfers--other ...............................................    (15)       (82)       (25)       (60)       (39)       (74)
                                                                 -------------------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions .......................................   (120)      (329)       (37)       302        (62)       232
                                                                 -------------------------------------------------------------------
NET INCREASE IN NET ASSETS ......................................      2        428        139      1,096        275        199
                                                                 -------------------------------------------------------------------
NET ASSETS
 Beginning of Year ..............................................  1,233      2,845        952      2,341      3,947
                                                                 -------------------------------------------------------------------
 End of Year .................................................... $1,235     $3,273     $1,091     $3,437     $4,222     $  199
                                                                 ===================================================================

(1) For the period from January 15, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements

                        PACIFIC SELECT SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Pacific Select Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of fourteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. There was no operational activity in the Bond and Income Variable Account through June 30, 1998. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Section A of this report and should be read in conjunction with the Separate Account's financial statements.

  The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial Statements of the Fund on A-67) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

  The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

  The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

  Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions

  Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

  The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

  During the six months period ended June 30, 1998, the Fund has declared dividends for each portfolio except for the Aggressive Equity Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

  Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, state premium taxes, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

  Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES
    The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). The cost and market value of total Separate Account's investments in the Fund as of June 30, 1998 were as follows (amounts in thousands):


                                                                                         Variable Accounts
                                                                     =======================================================
                                                                      Money    High Yield    Managed    Government
                                                                     Market      Bond          Bond     Securities   Growth
                                                                     =======================================================
Total cost of investments at beginning of period                     $218       $5,687          $599       $326       $4,535
Add:   Total net proceeds from policy and M&E transactions              2           19            47                     125
       Reinvested distributions from the Fund:
       (a) Net investment income                                        6          247            16          8
       (b) Net realized gain                                                        55             9          6          712
                                                                     -------------------------------------------------------
                             Sub-Total                                226        6,008           671        340        5,372
Less:  Cost of investments disposed during the period                   5           92            49         40          191
                                                                     -------------------------------------------------------
Total cost of investments at end of period                            221        5,916           622        300        5,181
Add:   Unrealized appreciation                                                     291            29          1        1,923
                                                                     -------------------------------------------------------
Total market value of investments at end of period                   $221       $6,207          $651       $301       $7,104
                                                                     =======================================================

                                                                     Aggressive   Growth      Equity      Multi-
                                                                     Equity        LT         Income     Strategy     Equity (1)
                                                                     ===========================================================
Total cost of investments at beginning of period                     $ 17       $  966        $2,116     $  834
Add:   Total net proceeds from policy and M&E transactions            101            7            17          5         $142
       Reinvested distributions from the Fund:
       (a) Net investment income                                                     3            12         15
       (b) Net realized gain                                                        62           402         74
                                                                     -----------------------------------------------------------
                             Sub-Total                                118        1,038         2,547        928          142
Less:  Cost of investments disposed during the period                  13           29            45         80
                                                                     -----------------------------------------------------------
Total cost of investments at end of period                            105        1,009         2,502        848          142
Add:   Unrealized appreciation                                         14          571         1,234        247            5
                                                                     -----------------------------------------------------------
Total market value of investments at end of period                   $119       $1,580        $3,736     $1,095         $147
                                                                     ===========================================================

                                                                     Equity    Inter-     Emerging
                                                                      Index    national   Markets
                                                                     =============================
Total cost of investments at beginning of period                     $2,571    $3,501        $231
Add:   Total net proceeds from policy and M&E transactions               44        24          11
       Reinvested distributions from the Fund:
       (a) Net investment income                                         25        25           1
       (b) Net realized gain                                             29       325
                                                                     -----------------------------
                             Sub-Total                                2,669     3,875         243
Less:  Cost of investments disposed during the period                    33       126           5
                                                                     -----------------------------
Total cost of investments at end of period                            2,636     3,749         238
Add:   Unrealized appreciation (depreciation)                         1,412       994         (57)
                                                                     -----------------------------
Total market value of investments at end of period                   $4,048    $4,743        $181
                                                                     =============================

----- ----------------------------------------------------------------------------
(1) For the period from May 12, 1998 (commencement of operations) to June 30, 1998.


                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION
    Transactions in Separate Account units for the period ended June 30, 1998 and the selected accumulation unit information as of June 30, 1998 and December 31, 1997 were as follows:

                                                                                      Variable Accounts
                                                               --------------------------------------------------------------
                                                                 Money       High Yield    Managed    Government
                                                                 Market         Bond        Bond      Securities      Growth
                                                               --------------------------------------------------------------
Total units outstanding at beginning of period                   13,773         239,930     28,280       15,605       156,312
Increase (decrease) in units resulting from
  policy transactions:

  (a) Transfers--policy charges and deductions                     (113)           (752)      (105)         (22)         (791)
  (b) Transfers in (from other variable accounts)                13,532           1,941      2,904           46         2,438
  (c) Transfers out (to other variable accounts)                (13,659)         (3,019)    (2,819)         (84)       (1,791)
  (d) Transfers--other                                              175             100         (5)      (1,733)       (2,922)
                                                               --------------------------------------------------------------
                          Sub-Total                                 (65)         (1,730)       (25)      (1,793)       (3,066)
                                                               --------------------------------------------------------------

Total units outstanding at end of period                         13,708         238,200     28,255       13,812       153,246
                                                               ==============================================================

Accumulation Unit Value:  At beginning of period                 $15.76          $25.43     $22.20       $20.99        $43.87

                          At end of period                       $16.12          $26.04     $23.03       $21.75        $46.33
                                                               --------------------------------------------------------------


                                                              Aggressive         Growth     Equity       Multi-
                                                                Equity             LT       Income     Strategy    Equity (1)
                                                               --------------------------------------------------------------

Total units outstanding at beginning of period                    1,810          62,643     93,236       38,980
Increase (decrease) in units resulting from
  policy transactions:

  (a) Transfers--policy charges and deductions                       (4)           (184)      (687)        (126)          (14)
  (b) Transfers in (from other variable accounts)                 9,976             751      1,023          339        14,221
  (c) Transfers out (to other variable accounts)                 (1,396)           (944)      (368)        (192)
  (d) Transfers--other                                               33            (761)      (892)      (3,462)           (1)
                                                               --------------------------------------------------------------
                          Sub-Total                               8,609          (1,138)      (924)      (3,441)       14,206
                                                               --------------------------------------------------------------

Total units outstanding at end of period                         10,419          61,505     92,312       35,539        14,206
                                                               ==============================================================

Accumulation Unit Value:  At beginning of period                 $10.17          $19.72     $35.10       $27.98        $10.00

                          At end of period                       $11.46          $25.67     $40.44       $30.80        $10.32
                                                               --------------------------------------------------------------


                                                                Equity          Inter-    Emerging
                                                                 Index         national    Markets
                                                               -----------------------------------

Total units outstanding at beginning of period                  117,238         190,739     21,591
Increase (decrease) in units resulting from
  policy transactions:

  (a) Transfers--policy charges and deductions                     (618)         (1,018)      (201)
  (b) Transfers in (from other variable accounts)                 2,505             972      4,791
  (c) Transfers out (to other variable accounts)                 (1,056)         (3,986)    (3,492)
  (d) Transfers--other                                             (313)           (557)       (26)
                                                               -----------------------------------
                          Sub-Total                                 518          (4,589)     1,072
                                                               -----------------------------------

Total units outstanding at end of period                        117,756         186,150     22,663
                                                               ===================================

Accumulation Unit Value:  At beginning of period                 $29.31          $22.13      $9.21

                          At end of period                       $34.36          $25.46      $7.98
                                                               -----------------------------------

---------------------------------------------------
(1) For the period from May 12, 1998 (commencement of operations) to June 30, 1998.

** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.